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                                SPDR Series Trust
                             SPDR Index Shares Funds
                               One Lincoln Street
                                Boston, MA 02111

January 21, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   SPDR Series Trust (File Nos. 333-57793 and 811-08839)
      SPDR Index Shares Funds (File Nos. 333-92106 and 811-21145)
      (collectively, the "Registrants")

Dear Sir or Madam:

On behalf of the Registrants, transmitted herewith for filing pursuant to Rule 14a-6(b) of Regulation 14A under the Securities Exchange Act of 1934 (the "1934 Act") is a definitive copy of the Notice and Proxy Statement to be sent to stockholders in connection with a Special Meeting of Shareholders of the Registrant to be held on March 19, 2010. The close of business on January 6, 2010 was the record date for the determination of shareholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes set forth in the Proxy Statement.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

Sincerely yours,

/s/ Ryan M. Louvar

Ryan M. Louvar
Secretary

cc:   Lance Dial, Esq.
      W. John McGuire, Esq.